Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($) $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($) $ / shares	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Convenience translation rate	$ 7.84	$ 1
Cash and cash equivalents	78,032,891		$ 84,850,995		$ 9,953,175
Provision for doubtful accounts (in Dollars)
Prepayments allowance (in Dollars)
Deferred initial public offering cost
Deferred IPO costs (in Dollars)	1,094,969			$ 5,252,768	139,664
Impairment of long-lived assets (in Dollars)
Contract liabilities	$ 789,927		$ 501,804	$ 1,008,415	$ 100,756	$ 64,500
Employer contributions, percentage	5.00%	5.00%
Tax benefit rate	50.00%	50.00%
Dilutive shares (in Dollars per share) | $ / shares
Percentage of discount rate	15.00%	15.00%
Percentage of growth rate	2.50%	2.50%
Pure Beauty [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Fixed deposits	$ 23,520,000
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Tax benefit rate	16.50%	16.50%
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms	30 years	30 years
Employee monthly income (in Dollars)	$ 30,000
Increase employee monthly income (in Dollars)	$ 1,500
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms	120 years	120 years
Employee monthly income (in Dollars)	$ 7,000
Increase employee monthly income (in Dollars)	$ 30,000
Customer Concentration Risk [Member] | Accounts Payable [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	32.30%	32.30%	82.60%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Two [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	25.70%	25.70%	14.40%
Customer Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage				88.50%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	14.30%	14.30%	50.90%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	62.50%	62.50%	64.00%	74.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	11.20%	11.20%	49.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage			29.50%	16.50%
Customer Concentration Risk [Member] | Manufacturer One [Member] | Purchase [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration risk, percentage	62.10%	62.10%	88.20%